As filed with the Securities and Exchange Commission on May 24, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022
(Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, New York 10022
(Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
March 31, 2012 (Unaudited)
	Shares	Value
Common Stocks (92.1%)
Aerospace & Defense (2.0%)
Honeywell International, Inc.	20,000	$1,221,000
Sypris Solutions, Inc. *	356,200	1,442,610
		2,663,610
Biotechnology (2.5%)
Gilead Sciences, Inc. *	70,000	3,419,500
Capital Markets (1.7%)
Financial Engines, Inc. *	100,000	2,236,000
Communications Equipment (9.2%)
Anaren, Inc. *	55,000	1,009,250
Brocade Communications Systems, Inc. *	150,000	862,500
Emulex Corp. *	258,700	2,685,306
Finisar Corp. *	112,500	2,266,875
ViaSat, Inc. *	115,000	5,544,150
		12,368,081
Computers & Peripherals (10.1%)
Electronics for Imaging, Inc. *	86,250	1,433,475
Seagate Technology PLC	340,000	9,163,000
Super Micro Computer, Inc. *	175,000	3,055,500
		13,651,975
Electrical Equipment (1.1%)
II-VI, Inc. *	60,000	1,419,000
Electronic Equipment, Instruments & Components (9.7%)
Corning, Inc.	43,750	616,000
Electro Scientific Industries, Inc.	191,500	2,874,415
Jabil Circuit, Inc. †	150,000	3,768,000
Mercury Computer Systems, Inc. *	111,900	1,482,675
Newport Corp. *	125,000	2,215,000
Vishay Intertechnology, Inc. *	180,000	2,188,800
		13,144,890
Energy Equipment & Services (0.5%)
Schlumberger Ltd.	10,000	699,300
Health Care Equipment & Supplies (8.5%)
Becton Dickinson and Co.	46,000	3,571,900
CONMED Corp. *	50,000	1,493,500
Covidien PLC	30,000	1,640,400
Varian Medical Systems, Inc. *	55,000	3,792,800
Volcano Corp. *	35,000	992,250
		11,490,850
Health Care Providers & Services (9.0%)
Express Scripts Holding Co. *†	225,000	12,190,500
Health Care Technology (0.9%)
Allscripts Healthcare Solutions, Inc. *	70,000	1,162,000
Household Durables (0.3%)
iRobot Corp. *	15,000	408,900
Internet Software & Services (4.7%)
Akamai Technologies, Inc. *	77,500	2,844,250
Brightcove, Inc. *	25,220	625,456
QuinStreet, Inc. *	150,000	1,573,500
Responsys, Inc. *	61,700	738,549
Soundbite Communications, Inc. *	200,000	596,000
		6,377,755
Life Sciences Tools & Services (4.8%)
Thermo Fisher Scientific, Inc. *	115,000	6,483,700
Media (1.3%)
Comcast Corp.	60,000	1,800,600
Oil, Gas & Consumable Fuels (1.1%)
Hess Corp.	23,000	1,355,850
Walter Energy, Inc.	2,500	148,025
		1,503,875
Professional Services (0.1%)
CoStar Group, Inc. *	2,500	172,625
Semiconductors & Semiconductor Equipment (15.9%)
Brooks Automation, Inc.	362,500	4,469,626
Entegris, Inc. *	210,000	1,961,400
Entropic Communications, Inc. *	705,000	4,110,150
Formfactor, Inc. *	335,950	1,874,601
MKS Instruments, Inc.	60,000	1,771,800
Nova Measuring Instruments Ltd. *	227,265	2,036,294
PDF Solutions, Inc. *	390,000	3,287,700
TriQuint Semiconductor, Inc. *	161,750	1,115,266
Ultra Clean Holdings *	122,500	923,650
		21,550,487
Software (2.3%)
Actuate Corp. *	150,000	942,000
AVG Technologies NV *	140,000	2,093,000
		3,035,000
Specialty Retail (6.4%)
Aeropostale, Inc. *	10,100	218,362
CarMax, Inc. *	167,500	5,803,875
Dick's Sporting Goods, Inc. *†	55,000	2,644,400
		8,666,637
Total Common Stocks
(Cost $80,145,043)		124,445,285

Short-Term Investment (8.3%)

Money Market Fund (8.3%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $11,296,707)	11,296,707	11,296,707

Total Investments (100.4%)
(Cost $91,441,750)		135,741,992
Total Securities Sold Short (-7.6%)		(10,295,404)
(Proceeds $9,331,796)
Other Assets in Excess
of Liabilities (7.2%)		9,725,227
Net Assets (100.0%)		$135,171,815

* Non-income producing security.
(a) Rate shown is the seven day yield as of March 31, 2012.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $6,282,800.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
March 31, 2012 (Unaudited)
	Shares	Value
Securities Sold Short (-4.9%)
Airlines (-0.4%)
Allegiant Travel Co. *	11,250	$613,125
Auto Components (-0.2%)
Drew Industries, Inc. *	7,500	204,825
Computers & Peripherals (-0.5%)
Xyratex Ltd.	45,000	715,950
Electronic Equipment, Instruments & Components (-0.2%)
Trimble Navigation Ltd. *	5,000	272,100
Internet Software & Services (-0.5%)
KIT Digital, Inc. *	10,625	76,500
LoopNet, Inc. *	5,000	93,900
SPS Commerce, Inc. *	18,325	492,576
		662,976
Semiconductors & Semiconductor Equipment (-1.2%)
EZchip Semiconductor Ltd. *	17,500	758,275
Microsemi Corp. *	15,000	321,600
Power Integrations, Inc.	2,500	92,800
STR Holdings, Inc. *	35,000	169,400
Volterra Semiconductor Corp. *	7,500	258,113
		1,600,188
Software (-1.9%)
ANSYS, Inc. *	39,500	2,568,290
Total Securities Sold Short
(Proceeds $5,800,901)		6,637,454

Exchange Traded Funds Sold Short (-2.7%)
iShares Russell 2000 Growth Index Fund	15,000	1,430,700
iShares Russell 2000 Index Fund	15,000	1,242,750
Market Vectors Semiconductor ETF *	27,500	984,500

Total Exchange Traded Funds Sold Short
(Proceeds $3,530,895)		3,657,950

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $9,331,796)		10,295,404

Total Securities & Exchange Traded Funds Sold Short (-7.6%)		(10,295,404)
Total Investments (100.4%)		135,741,992
(Cost $91,441,750)
Other Assets in Excess
of Liabilities (7.2%)		9,725,227

Net Assets (100.0%)		$135,171,815

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2012 (Unaudited)
	Shares	Value
Common Stocks (99.6%)
Aerospace & Defense (1.0%)
Precision Castparts Corp. †	5,500	$950,950
Biotechnology (2.5%)
Gilead Sciences, Inc. *	50,000	2,442,500
Capital Markets (1.8%)
Financial Engines, Inc. *	80,000	1,788,800
Chemicals (0.2%)
AZ Electronic Materials SA	50,000	231,206
Communications Equipment (10.4%)
Anaren, Inc. *	91,550	1,679,943
Emulex Corp. *	363,000	3,767,940
Extreme Networks *	90,000	344,700
Finisar Corp. *	150,000	3,022,500
Oclaro, Inc. *	100,000	394,000
ViaSat, Inc. *	20,000	964,200
		10,173,283
Computers & Peripherals (12.5%)
Apple, Inc. *†	5,250	3,147,218
Electronics for Imaging, Inc. *	70,000	1,163,400
Seagate Technology PLC	205,000	5,524,750
STEC, Inc. *	53,900	508,816
Super Micro Computer, Inc. *	110,000	1,920,600
		12,264,784

Electrical Equipment (1.7%)
II-VI, Inc. *	7,500	177,375
FEI Co. *	30,000	1,473,300
		1,650,675
Electronic Equipment, Instruments & Components (14.0%)
Corning, Inc.	92,000	1,295,360
Electro Scientific Industries, Inc.	50,000	750,500
IPG Photonics Corp. *	5,000	260,250
Jabil Circuit, Inc. †	105,100	2,640,112
LeCroy Corp. *	30,000	311,700
Mercury Computer Systems, Inc. *	208,000	2,756,000
Multi-Fineline Electronix, Inc. *	65,000	1,784,250
Newport Corp. *	70,000	1,240,400
TTM Technologies, Inc. *	235,000	2,700,150
		13,738,722
Health Care Equipment & Supplies (3.0%)
Becton Dickinson and Co.	8,000	621,200
LeMaitre Vascular, Inc.	40,000	235,600
Varian Medical Systems, Inc. *	16,000	1,103,360
Volcano Corp. *	35,000	992,250
		2,952,410
Health Care Providers & Services (1.0%)
Express Scripts Holding Co. *†	18,000	975,240
Health Care Technology (1.3%)
Allscripts Healthcare Solutions, Inc. *	40,000	664,000
MedAssets, Inc. *	12,500	164,500
Omnicell, Inc. *	29,200	444,132
		1,272,632
Household Durables (0.3%)
iRobot Corp. *	10,000	272,600
Insurance (0.4%)
Crawford & Co.	95,000	370,500
Internet Software & Services (16.7%)
Akamai Technologies, Inc. *	235,000	8,624,500
Brightcove, Inc. *	18,774	465,595
Equinix, Inc. *	7,000	1,102,150
QuinStreet, Inc. *	34,800	365,052
Reis, Inc. *	101,000	899,910
Responsys, Inc. *	70,000	837,900
SABA Software, Inc. *	305,000	2,992,050
Soundbite Communications, Inc. *	375,000	1,117,500
		16,404,657
Oil, Gas & Consumable Fuels (2.5%)
Hess Corp.	7,500	442,125
Suncor Energy, Inc. †	60,000	1,962,000
Walter Energy, Inc.	1,000	59,210
		2,463,335
Professional Services (0.2%)
CoStar Group, Inc. *	2,500	172,625
Semiconductors & Semiconductor Equipment (23.5%)
ATMI, Inc. *	41,200	959,960
Brooks Automation, Inc.	40,000	493,200
Entegris, Inc. *	185,000	1,727,900
Entropic Communications, Inc. *	862,500	5,028,374
Formfactor, Inc. *	394,650	2,202,147
MIPS Technologies, Inc. *	195,000	1,060,800
MKS Instruments, Inc.	29,100	859,323
Nova Measuring Instruments Ltd. *	139,200	1,247,232
PDF Solutions, Inc. *	560,000	4,720,800
Photronics, Inc. *	20,000	133,000
RF Micro Devices, Inc. *	290,000	1,444,200
TriQuint Semiconductor, Inc. *†	335,900	2,316,031
Ultra Clean Holdings *	116,550	878,787
		23,071,754
Software (3.8%)
Actuate Corp. *†	207,500	1,303,100
AVG Technologies NV *	100,000	1,495,000
Bottomline Technologies, Inc. *	32,280	901,903
		3,700,003
Specialty Retail (2.8%)
Aeropostale, Inc. *	52,000	1,124,240
CarMax, Inc. *	22,500	779,625
Dick's Sporting Goods, Inc. *†	18,000	865,440
		2,769,305
Total Common Stocks
(Cost $83,758,578)		97,665,981

Short-Term Investment (1.0%)
Money Market Funds (1.0%)
STIT Treasury Portfolio
0.02% (a)	1,215	1,215
Dreyfus Treasury Prime Cash Management
0.00% (a)	1,011,114	1,011,114
Total Money Market Funds
(Cost $1,012,329)		1,012,329

Total Investments (100.6%)
(Cost $84,770,907)		98,678,310
Total Securities Sold Short (-7.7%)		(7,590,690)
(Proceeds $7,015,399)
Other Assets in Excess
of Liabilities (7.1%)		6,987,816
Net Assets (100.0%)		$98,075,436

* Non-income producing security.
(a) Rate shown is the seven day yield as of March 31, 2012.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $6,921,293.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
March 31, 2012 (Unaudited)
	Shares	Value
Securities Sold Short (-6.1%)
Airlines (-0.6%)
Allegiant Travel Co. *	12,250	$667,625
Chemicals (-0.3%)
STR Holdings, Inc. *	25,000	121,000
Zoltek Cos., Inc. *	15,000	169,800
		290,800
Computers & Peripherals (-0.5%)
Xyratex Ltd.	30,000	477,300
Internet Software & Services (-1.1%)
KIT Digital, Inc. *	66,250	477,000
LoopNet, Inc. *	5,000	93,900
SPS Commerce, Inc. *	18,350	493,248
		1,064,148
IT Services (-0.3%)
Lender Processing Services, Inc.	9,000	234,000
ServiceSource International, Inc. *	2,500	38,700
		272,700
Semiconductors & Semiconductor Equipment (-1.3%)
EZchip Semiconductor Ltd. *	17,500	758,275
Microsemi Corp. *	5,000	107,200
Power Integrations, Inc.	5,000	185,600
QuickLogic Corp. *	23,564	64,330
Volterra Semiconductor Corp. *	5,000	172,075
		1,287,480
Software (-2.0%)
ANSYS, Inc. *	25,000	1,625,499
Fortinet, Inc. *	12,500	345,625
		1,971,124
Total Securities Sold Short
(Proceeds $5,540,763)		6,031,177

Exchange Traded Funds Sold Short (-1.6%)
iShares Russell 2000 Growth Index Fund	8,750	834,575
iShares Russell 2000 Index Fund	8,750	724,938

Total Exchange Traded Funds Sold Short
(Proceeds $1,474,636)		1,559,513

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $7,015,399)		7,590,690

Total Securities & Exchange Traded Funds Sold Short (-7.7%)		(7,590,690)
Total Investments (100.6%)		98,678,310
Other Assets in Excess
of Liabilities (7.1%)		6,987,816
Net Assets (100.0%)		$98,075,436

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2012 (Unaudited)
	Shares	Value
Common Stocks (80.1%)
Capital Markets (2.7%)
Financial Engines, Inc. *	110,000	$2,459,600
Commercial Services & Supplies (2.4%)
Ritchie Bros Auctioneers, Inc. †	90,000	2,138,400
Communications Equipment (15.3%)
Anaren, Inc. *†	120,000	2,202,000
Aruba Networks, Inc. *	50,000	1,114,000
Brocade Communications Systems, Inc. *†	300,000	1,725,000
Emulex Corp. *†	658,300	6,833,154
Extreme Networks, Inc. *	150,000	574,500
Oclaro, Inc. *	250,000	985,000
Riverbed Technology, Inc. *	10,000	280,800
		13,714,454
Computers & Peripherals (3.8%)
Seagate Technology PLC	125,000	3,368,750
Electrical Equipment (1.3%)
II-VI, Inc. *	47,500	1,123,375
Electronic Equipment, Instruments & Components (9.1%)
Electro Scientific Industries, Inc.	50,000	750,500
Mercury Computer Systems, Inc. *†	150,000	1,987,500
Newport Corp. *	25,000	443,000
TTM Technologies, Inc. *	250,000	2,872,500
Vishay Intertechnology, Inc. *†	175,000	2,128,000
		8,181,500
Energy Equipment & Services (1.6%)
CE Franklin Ltd. *	150,000	1,450,500
Health Care Equipment & Supplies (4.1%)
DexCom, Inc. *	162,500	1,694,875
Palomar Medical Technologies, Inc. *	120,000	1,120,800
Volcano Corp. *	30,000	850,500
		3,666,175
Health Care Providers & Services (2.1%)
Express Scripts Holding Co. *†	35,000	1,896,300
Health Care Technology (5.0%)
Allscripts Healthcare Solutions, Inc. *†	100,000	1,660,000
MedAssets, Inc. *	50,000	658,000
Omnicell, Inc. *†	140,000	2,129,400
		4,447,400
Household Durables (0.4%)
iRobot Corp. *	12,500	340,750
Internet Software & Services (4.5%)
QuinStreet, Inc. *	275,000	2,884,750
Responsys, Inc. *	69,100	827,127
Soundbite Communications, Inc. *	121,463	361,960
		4,073,837
Oil, Gas & Consumable Fuels (0.2%)
Walter Energy, Inc.	2,500	148,025
Semiconductors & Semiconductor Equipment (18.2%)
Brooks Automation, Inc.	85,000	1,048,050
Entropic Communications, Inc. *†	557,300	3,249,058
Formfactor, Inc. *	398,475	2,223,491
MaxLinear, Inc. *	450,000	2,506,500
Nova Measuring Instruments Ltd. *	99,035	887,354
PDF Solutions, Inc. *	140,000	1,180,200
Photronics, Inc. *	50,000	332,500
Rudolph Technologies, Inc. *	59,480	660,823
Tessera Technologies, Inc. *	10,000	172,500
TriQuint Semiconductor, Inc. *	342,350	2,360,503
Ultra Clean Holdings *	217,500	1,639,950
		16,260,929
Software (1.8%)
AVG Technologies NV *	110,000	1,644,500
Specialty Retail (7.6%)
Aeropostale, Inc. *†	118,000	2,551,160
American Eagle Outfitters, Inc. †	250,000	4,297,500
		6,848,660
Total Common Stocks
(Cost $68,007,436)		71,763,155

Short-Term Investment (20.8%)

Money Market Fund (20.8%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $18,631,825)	18,631,825	18,631,825

Total Investments (100.9%)
(Cost $86,639,261)		90,394,980
Total Securities Sold Short (-10.0%)		(8,974,951)
(Proceeds $8,529,122)
Other Assets in Excess
of Liabilities (9.1%)		8,187,027
Net Assets (100.0%)		$89,607,056

* Non-income producing security.
(a) Rate shown is the seven day yield as of March 31, 2012.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $15,666,639.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
March 31, 2012 (Unaudited)
	Shares	Value
Securities Sold Short (-5.4%)
Airlines (-0.5%)
Allegiant Travel Co. *	7,500	$408,750
Auto Components (-0.5%)
Drew Industries, Inc. *	15,000	409,650
Computers & Peripherals (-0.9%)
Xyratex Ltd.	50,000	795,500
Electronic Equipment, Instruments & Components (-0.3%)
Trimble Navigation Ltd. *	5,000	272,100
Internet Software & Services (-0.5%)
KIT Digital, Inc. *	625	4,500
SPS Commerce, Inc. *	18,325	492,576
		497,076
IT Services (-0.3%)
Lender Processing Services, Inc.	10,000	260,000
Semiconductors & Semiconductor Equipment (-1.0%)
Microsemi Corp. *	15,000	321,600
Power Integrations, Inc.	2,500	92,800
STR Holdings, Inc. *	35,000	169,400
Volterra Semiconductor Corp. *	10,000	344,150
		927,950
Software (-1.4%)
ANSYS, Inc. *	20,000	1,300,400
Total Securities Sold Short
(Proceeds $4,610,289)		4,871,426

Exchange Traded Funds Sold Short (-4.6%)
iShares Russell 2000 Growth Index Fund	17,500	1,669,150
iShares Russell 2000 Index Fund	17,500	1,449,875
Market Vectors Semiconductor ETF *	27,500	984,500

Total Exchange Traded Funds Sold Short
(Proceeds $3,918,833)		4,103,525

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $8,529,122)		8,974,951

Total Securities & Exchange Traded Funds Sold Short (-10.0%)		(8,974,951)
Total Investments (100.9%)		90,394,980
(Cost $86,639,261)
Other Assets in Excess
of Liabilities (9.1%)		8,187,027

Net Assets (100.0%)		$89,607,056

*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (‘‘NGF’’), Needham Aggressive Growth Fund (‘‘NAGF’’) and Needham Small Cap Growth Fund (‘‘NSCGF’’) (each, a ‘‘Portfolio’’ and collectively, the ‘‘Portfolios’’), are portfolios of The Needham Funds, Inc. (the ‘‘Company’’), which is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’) as a non-diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP’’).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. New York Stock Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange close, are valued at their fair value as determined in good faith by the Board of Directors (the ‘‘Board’’) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the ‘‘Committee’’) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of March 31, 2012.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized gains arising from changes in the exchange rates are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. The Portfolios did not enter into forward currency contracts during the three months ended March 31, 2012.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (‘‘ADRs’’), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy.

The following is a summary categorization, as of March 31, 2012, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices(1)(3)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$124,445,285	$97,665,981	$71,763,155
Short-Term
Investments	11,296,707	1,012,329	18,631,825

Liabilities
Securities Sold Short(2)	(10,295,404)	(7,590,690)	(8,974,951)
Total	$125,446,588	$91,087,620	$81,420,029
(1) As of March 31, 2012, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments to view segregation by industry.
(3) There were no transfers into or out of Level 1 or Level 2 during the period.

3.	Derivative Instruments and Hedging Activities

The ‘‘Derivatives and Hedging’’ Topic of the Codification (ASC 815, formerly SFAS 133 and SFAS 161) requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolios’ financial position, performance and cash flows. The Portfolios did not use derivatives during the three months ended March 31, 2012.

4.	Temporary Borrowings

Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

The Portfolios did not engage in any temporary borrowings during the three months ended March 31, 2012.

5.	Short Sale Transactions

During the three months ended March 31, 2012, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At March 31, 2012, the market value of securities separately segregated to cover short positions was $6,282,800, $6,921,293 and $15,666,639 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $10,218,882, $7,264,192 and $9,426,927 pledged as collateral with brokers in connection with open short positions for NGF, NAGF and NSCGF, respectively. Securities sold short at March 31, 2012 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for each Portfolio.

6.	Indemnification

Under the Company’s organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.	Federal Income Taxes

As of March 31, 2012, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(depreciation)
NGF	$91,594,414	$50,391,501	$(6,243,923)	$44,147,578
NAGF	84,837,736	23,355,958	(9,515,384)	13,840,574
NSCGF	86,810,062	10,475,133	(6,890,215)	3,584,918

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment for wash sale losses.

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

8.	Subsequent Events

Management has evaluated subsequent events through the date of this filing. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By  /s/ George A. Needham
      George A. Needham, President (Chief Executive Officer)

Date        5/17/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ George A. Needham
       George A. Needham, President (Chief Executive Officer)

Date        5/17/2012

By  /s/ James W. Giangrasso
      James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date       5/17/2012